Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill
Goodwill

11.        Goodwill

Goodwill is attributable to the Group’s online services segment under which significant synergies are expected to arise after the Group’s acquisition.

The Company performed a goodwill impairment test as of year end date and concluded that no impairment should be recognized as of December 31, 2012 and 2013. No reasonable change to the assumptions would lead to an impairment charge.